SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental cash flow information:
Cash paid for operating leases	$ 114	$ 112	$ 111
Cash paid for finance leases:
-Interest	105	68	30
-Principal	927	285	505
Right-of-use assets obtained in exchange for lease liabilities:
-Finance lease	$ 1,401	$ 1,647	$ 679